INVESTMENTS, DEBT AND DERIVATIVES	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
INVESTMENTS, DEBT AND DERIVATIVES
FINANCING ACTIVITIES OF THE GROUP
INVESTMENTS, DEBT AND DERIVATIVES
INVESTMENTS AND DERIVATIVE ASSETS
The Company holds the following investments and derivatives as of December 31:

	Carrying value
	2019	2018

At fair value through profit or loss
Derivatives not designated as hedges	11	14
Derivatives designated as net investment hedges	—	45
Investments in debt instruments *	34	36
Other	—	3
	45	98

At amortized cost
Security deposits and cash collateral	256	31
Other investments	16	17
	272	48

Total investments and derivatives	317	146
Non-current	235	58
Current	82	88

* Investments in debt instruments relate to government bonds or bills and are measured at fair value through other comprehensive income (with recycling).
Security deposits
The ex-Warid license renewal was due in May 2019. Pursuant to directions from the Islamabad High Court, the Pakistan Telecommunication Authority (“PTA”) issued a license renewal decision on July 22, 2019 requiring payment of US$40 per MHz for 900 MHz spectrum and US$30 per MHz for 1800 MHz spectrum, equating to an aggregate price of approximately US$450 (excluding applicable taxes of approximately 13%). On August 17, 2019, Jazz appealed the PTA’s order to the Islamabad High Court. On August 21, 2019, the Islamabad High Court suspended the PTA’s order pending the outcome of the appeal and subject to Jazz making payment in the form of security (under protest) as per the options given in the PTA’s order.
In September 2019, Jazz deposited approximately US$225 in order to maintain its appeal in the Islamabad High Court regarding the PTA's underlying decision on the license renewal. There were no specific terms and conditions attached to the deposit. The deposit is recorded as a financial investment asset within the statement of financial position and is presented as "Payments on deposits" within the statement of cash flows. The Islamabad High Court has not yet scheduled a hearing date.

DEBT AND DERIVATIVES
The Company holds the following outstanding debt and derivatives as of December 31:

	Carrying value
	2019	2018

At fair value through profit or loss
Derivatives not designated as hedges	52	65
Derivatives designated as net investment hedges	161	—
Contingent consideration	41	40
Other	—	2
	254	107

At amortized cost
Principal amount outstanding	7,519	7,298
Interest accrued	79	81
Discounts, unamortized fees, hedge basis adjustment	(10)	(13)
Bank loans and bonds	7,588	7,366

Lease liabilities	2,083	—
Put-option liability over non-controlling interest	342	306
Other financial liabilities	77	77
	10,090	7,749

Total debt and derivatives	10,344	7,856
Non-current	7,759	6,567
Current	2,585	1,289

Bank loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2019	2018

VEON Holdings	Loans	None	RUB	8.75% to 10.0%	2022	2,303	2,051
VEON Holdings	Notes	None	US$	5.2% to 5.95%	2019 - 2023	529	1,100
VEON Holdings	Notes	None	US$	3.95% to 4.95%	2021 - 2024	1,133	1,133
VEON Holdings	Notes	PJSC VimpelCom	US$	7.50%	2022	417	417
VEON Holdings	Notes	None	US$	4.00%	2025	700	—
GTH Finance B.V.	Notes	VEON Holdings	US$	6.25% to 7.25%	2020 -2023	1,200	1,200
PJSC VimpelCom, via VIP Finance Ireland	Eurobonds	None	US$	7.75%	2021	262	262
PMCL	Loans	None	PKR	6mKIBOR + 0.35% to 0.8%	2020 -2022	226	256
PMCL	Loan	EKN *	US$	6mLIBOR + 1.9%	2020	75	137
PMCL	Loan	None	PKR	6mKIBOR + 0.75%	2026	121	—
Banglalink	Loan	None	US$	3mLIBOR + 2.50%	2020	300	—
Banglalink	Notes	None	US$	8.63%	2019	—	300
Banglalink	Loans	None	BDT	Average bank deposit rate + 3.0% to 4.25%	2020 - 2022	116	146

	Other bank loans and bonds					137	296

	Total bank loans and bonds					7,519	7,298
* Exportkreditnämnden (The Swedish Export Credit Agency)
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2018	11,198	—	11,198

Cash flows
Proceeds from borrowings, net of fees paid	807	—	807
Repayment of debt	(4,122)	—	(4,122)
Interest paid	(736)	—	(736)

Non-cash movements
Interest and fee accruals	738	—	738
Early redemption premium accrued *	44	—	44
Foreign currency translation	(573)	—	(573)
Other non-cash movements	10	—	10

Balance as of December 31, 2018	7,366	—	7,366

Adjustment due to new accounting standards	—	1,999	1,999

Balance as of January 1, 2019	7,366	1,999	9,365

Cash flows
Proceeds from borrowings, net of fees paid	2,610	—	2,610
Repayment of debt	(2,612)	(366)	(2,978)
Interest paid	(566)	(148)	(714)

Non-cash movements
Interest and fee accruals	599	178	777
Lease additions, disposals, impairment and modifications	—	262	262
Foreign currency translation	193	158	351
Other non-cash movements	(2)	—	(2)

Balance as of December 31	7,588	2,083	9,671
* Early redemption premium accrued in respect of the settlement of the cash tender offer for certain outstanding debt securities. The amount accrued relates to the excess of purchase price over the principal amount outstanding, which, together with the release of unamortized debt issuance costs and unamortized fair value hedge basis adjustment, resulted in a loss from early debt redemption of US$30 in 2018.
VEON Holdings BV new notes
In October 2019, VEON Holdings issued US$$700 4.00% senior unsecured notes due 2025. The net proceeds of the notes issued have been used primarily to refinance drawings on the revolving credit facility used to fund the MTO for GTH.

Pakistan Mobile Communications Limited new bilateral term facility

In June 2019, PMCL entered into a bilateral secured PKR 14,369 million (approximately US$92) term facility with a local bank. The facility has a tenor of 7 years and bears interest at 6-month KIBOR increased by a margin of 0.75% per annum. The security is based on terms comparable with PMCL's existing debt.

Pakistan Mobile Communications Limited new syndicated term facility and Islamic facility

In June 2019, PMCL entered into a secured syndicated term facility and an Islamic financing facility for a joint amount of up to PKR 45,000 million (approximately US$287) and a period of up to 7 years. The cost of both facilities corresponds to 6-month KIBOR increased by a margin of 0.75% per annum. The security is based on terms comparable with PMCL's existing debt.

Banglalink Digital Communications Limited new syndicated term facility agreement

In April 2019, Banglalink entered into a new US$300 syndicated term facility agreement with several international banks. The facility is guaranteed by VEON Holdings for nil consideration. The facility has a tenor of 12 months with extension options for another 24 months upon agreement with the lenders, and was used to refinance the principal amount of Banglalink’s US$300 bond that matured in May 2019.
Lease liabilities
On January 1, 2019, the Company adopted IFRS 16 Leases, for further details please refer to Note 24. In 2019, interest in respect of lease liabilities is presented in "Finance costs" within the consolidated income statement.
FAIR VALUES
As of December 31, 2019, the carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table at the beginning of this note, with the exception of:

•	'Bank loans and bonds, including interest accrued', for which fair value is equal to US$7,887 (2018: US$7,430); and

•	'Lease liabilities', for which fair value has not been determined.

As of December 31, 2019 and December 31, 2018, all of the Group's financial instruments carried at fair value in the statement of financial position were measured based on Level 2 inputs, except for the Contingent consideration, for which fair value is classified as Level 3.
All movements in Contingent consideration in the years ended December 31, 2019 and 2018 relate to changes in fair value, which are unrealized, and are recorded in “Other non-operating gain / (loss)” within the consolidated income statement.
Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations. During the years ended December 31, 2019 and 2018, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
HEDGE ACCOUNTING
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments *	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2019		2018
Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	88,220	**	68,639	**

* Refer to the Debt and Derivatives section above in this Note for information regarding the carrying amounts of the hedging instruments.
** Hedging instruments have a weighted average term to maturity of 1 year as of December 31, 2019 (2018: 2 years ).
There is an economic relationship between the hedged net investments and the hedging instruments due to the translation risk inherent in the hedged items that matches the foreign exchange risk of the hedging instruments. The hedge ratio for each of the above relationships was set at 1:1 as the underlying risk of the hedging instruments is identical to the hedged risk and the nominal value of hedging instruments has not exceeded the amounts of respective net investments. Hedge ineffectiveness might arise from:

•	the value of a net investment falling below the related designated nominal value of the hedging instrument, or

•	counterparties’ credit risk impacting the hedging instrument but not the hedged net investment.
During the periods covered by these consolidated financial statements, the amount of ineffectiveness was immaterial.
Impact of hedge accounting on equity
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

	Foreign currency translation reserve	Cost of hedging reserve **

As of January 1, 2018	(7,667)	—

Foreign currency revaluation of the foreign operations and other	(753)	—
Effective portion of foreign currency revaluation of the hedging instruments *	83	—
Change in fair value of foreign currency basis spreads	—	(4)
Amortization of time-period related foreign currency basis spreads	—	5
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture	80	4
Disposal of subsidiaries – reclassification to profit or loss	(159)	—

As of December 31, 2018	(8,416)	5

Foreign currency revaluation of the foreign operations	332	—
Effective portion of foreign currency revaluation of the hedging instruments *	(228)	—
Change in fair value of foreign currency basis spreads	—	23
Amortization of time-period related foreign currency basis spreads	—	(19)

As of December 31, 2019	(8,312)	9
* Amounts represent the changes in fair value of the hedging instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.
** Movements in the cost of hedging reserve are included within "Other" in respective section of statement of other comprehensive income

ACCOUNTING POLICIES AND SOURCES OF ESTIMATION UNCERTAINTY

Put options over non-controlling interest
Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur.
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.
Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgment is required in establishing fair values. The judgments include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancelable by the Company immediately or on short notice. The Company includes these cancelable future lease periods within the lease term, which increases the future lease payments used in determining the lease liability upon initial recognition. VEON's determination of the lease term is based on facts and circumstances related to the underlying leased asset and lease contracts.